Warrants (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Warrants

	No. of warrants	Amount
		$’000
2021
Beginning and end of financial year	112,000	5,742

2020
Beginning and end of financial year	112,000	5,742

2019
Beginning and end of financial year	112,000	5,742